Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

2022 Pay Versus Performance Disclosure

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) to our Principal Executive Officer (“PEO”) and to our other NEOs and certain financial performance of the company. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with “compensation actually paid” for a particular year. For information concerning the company’s pay-for-performance philosophy and how the company aligns executive compensation with the company’s performance, refer to the Compensation Discussion and Analysis section.

			Average summary	Average	Value of initial fixed $100 investment based on:
Year	Summary compensation table total for PEO(1)	Compensation actually paid to PEO(2)	compensation table total for non- PEO named executive officers(3)	compensation actually paid to non-PEO Named executive officers(2)	Total shareholder return	Peer group total shareholder return(4)	Net income ($millions)(5)	Adjusted Operating Income ($millions)(6)
2022	$9,448,366	$13,381,239	$3,165,862	$3,780,344	$120.23	$89.91	$609	$633
2021	$8,499,379	$20,058,727	$4,843,984	$6,375,531	$92.05	$107.76	$904	$765
2020	$7,357,588	$14,175,425	$5,632,375	$4,454,266	$85.91	$102.61	$178	$310

(1)	Our PEO in 2020, 2021, and 2022 was Mr. Thomas McInerney.
(2)	The dollar amounts reported in this column represent the amount of “compensation actually paid” as calculated in accordance with Item 402(v) of SEC Regulation S-K. The following adjustments were made to the PEO’s total compensation as reported in the Summary Compensation Table for each applicable fiscal year and the average of the total compensation for the other NEOs as reported in the Summary Compensation Table for each applicable fiscal year to determine compensation actually paid to the PEO and the other NEOs, an average, respectively:

	PEO			Non-PEO Averages
Adjustments	2022	2021	2020	2022		2021		2020
Subtract Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(5,265,271)	$(4,063,966)	$(3,350,874)	$(1,382,966)		$(1,945,347	)(a)	$(1,371,800)
Add ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End(b)	$2,830,591	$8,959,056	$5,099,964	$1,228,692		$3,021,932	(a)	$1,237,372
Add/(subtract) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, the change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$6,479,039	$6,813,093	$5,566,857	$801,381	(a)	$646,593		$413,719
Add/(subtract) for Awards Granted during Prior FY that Vested During Applicable FY, change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(111,487)	$(148,835)	$(498,110)	$(32,625	)(a)	$6,435		$(170,956)
Subtract ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	$0	$0		$(198,065)		$(542,627)

	PEO			Non-PEO Averages
Adjustments	2022	2021	2020	2022	2021	2020
Subtract Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$0	$0	$0	$0	$0	$(904,257)
Add Service Cost and, if applicable, Prior Service Cost for Pension Plans for the Applicable FY	$0	$0	$0	0	$0	$160,439
Total Adjustments	$3,932,872	$11,559,348	$6,817,837	$614,482	$1,531,547	$(1,178,109)

(a)	Amount includes amounts with respect to an RSU grant approved by the Enact Board of Directors and granted to Rohit Gupta at the time of Enact’s IPO that had a grant date fair value of $3,200,018, and vest and convert to shares of Enact in equal installments on the first three anniversaries of the grant date.
(b)	For purposes of the foregoing, the fair value of the stock awards at all applicable dates was calculated using the same methodology (including applicable assumptions) as used to account for share-based payments in company’s financial statements. The assumptions used in calculating the fair value of awards at the applicable dates did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year, except that (i) the weighted fair value calculations of the PSUs subject to the Enact Adjusted Operating Income metric and the U. S. Life Statutory Net Income metric, which were granted February 17, 2022, assumed a payout at 16.5% as of December 31, 2022, (ii) the PSUs subject to the Consolidated Adjusted Operating Income metric which were granted March 25, 2021, assumed a payout at 200% as of December 31, 2022 and 2021, respectively, (iii) the PSUs subject to the U.S. Mortgage Insurance & Genworth Mortgage Insurance Australia Adjusted Operating Income and Net Present Value of Approved Rate Actions which were granted September 24, 2020 assumed a payout at 188%, 177%, 122% as of December 31, 2022, 2021, and 2020, respectively, (iv) for awards subject to the TSR metric, the assumptions used in the Monte Carlo calculation to determine the fair value as of December 31, 2022 and 2021 did not materially differ, from the assumptions used in the Monte Carlo calculation used to determine the grant date fair values.
(3)	The non-PEOs included in 2022 average are: Daniel Sheehan, Brian Haendiges, Gregg Karawan and Melissa Hagerman. The non-PEOs included in 2021 average are: Daniel Sheehan, Rohit Gupta, Brian Haendiges, Ward E. Bobitz and Kevin Schneider. The non-PEOs included in 2020 average are: Daniel Sheehan, Kevin Schneider, Ward E. Bobitz, Pamela Harrison and Kelly L. Tuminelli.
(4)	Peer Group is the S&P 600 SmallCap 600 Insurance Index, the published industry or line-of-business index used for the stock performance graph reported in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022.
(5)	The dollar amounts reported are reflected in Genworth’s audited consolidated financial statements for the applicable year.
(6)	In accordance with SEC rules, the company is required to include in the Pay versus Performance Table the “most important” financial performance measure (as determined by the company) used to link compensation actually paid to our executive officers to company performance for the most recently completed fiscal year. The company determined Adjusted Operating Income, which is a metric included in our incentive program, meets this requirement and therefore, we have included this performance measure in the Pay versus Performance Table. The following table presents a reconciliation of net income to adjusted operating income for the years ended December 31:

(Amounts in millions)	2022	2021	2020
Net income available to Genworth Financial, Inc.’s common stockholders	$609	$904	$178
Add: net income from continuing operations attributable to noncontrolling interests	130	33	—
Add: net income from discontinued operations attributable to noncontrolling interests	—	8	34
Net income	739	945	212
Less: income (loss) from discontinued operations, net of taxes	—	27	(486)
Income from continuing operations	739	918	698
Less: net income from continuing operations attributable to noncontrolling interests	130	33	—
Income from continuing operations available to Genworth Financial, Inc.’s common stockholders	609	885	698
Adjustments to income from continuing operations available to Genworth Financial, Inc.’s common stockholders:
Net investment (gains) losses, net(i)	14	(324)	(503)
Losses on early extinguishment of debt	6	45	9
(Amounts in millions)	2022	2021	2020
Initial loss from life block transaction	—	92	—
Expenses related to restructuring	2	34	3
Pension plan termination costs	8	—	—
Taxes on adjustments	(6)	33	103
Adjusted operating income available to Genworth Financial, Inc.’s common stockholders	$633	$765	$310

(i)	For the years ended December 31, 2022, 2021 and 2020, net investment (gains) losses were adjusted for DAC and other intangible amortization and certain benefit reserves of $(3) million, $(1) million and $(11) million, respectively.

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote [Text Block]	Our PEO in 2020, 2021, and 2022 was Mr. Thomas McInerney.
Peer Group Issuers, Footnote [Text Block]	Peer Group is the S&P 600 SmallCap 600 Insurance Index, the published industry or line-of-business index used for the stock performance graph reported in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022.
PEO Total Compensation Amount	$ 9,448,366	$ 8,499,379	$ 7,357,588
PEO Actually Paid Compensation Amount	$ 13,381,239	20,058,727	14,175,425
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in this column represent the amount of “compensation actually paid” as calculated in accordance with Item 402(v) of SEC Regulation S-K. The following adjustments were made to the PEO’s total compensation as reported in the Summary Compensation Table for each applicable fiscal year and the average of the total compensation for the other NEOs as reported in the Summary Compensation Table for each applicable fiscal year to determine compensation actually paid to the PEO and the other NEOs, an average, respectively:
	PEO			Non-PEO Averages
Adjustments	2022	2021	2020	2022		2021		2020
Subtract Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(5,265,271)	$(4,063,966)	$(3,350,874)	$(1,382,966)		$(1,945,347	)(a)	$(1,371,800)
Add ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End(b)	$2,830,591	$8,959,056	$5,099,964	$1,228,692		$3,021,932	(a)	$1,237,372
Add/(subtract) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, the change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$6,479,039	$6,813,093	$5,566,857	$801,381	(a)	$646,593		$413,719
Add/(subtract) for Awards Granted during Prior FY that Vested During Applicable FY, change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(111,487)	$(148,835)	$(498,110)	$(32,625	)(a)	$6,435		$(170,956)
Subtract ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	$0	$0		$(198,065)		$(542,627)

	PEO			Non-PEO Averages
Adjustments	2022	2021	2020	2022	2021	2020
Subtract Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$0	$0	$0	$0	$0	$(904,257)
Add Service Cost and, if applicable, Prior Service Cost for Pension Plans for the Applicable FY	$0	$0	$0	0	$0	$160,439
Total Adjustments	$3,932,872	$11,559,348	$6,817,837	$614,482	$1,531,547	$(1,178,109)

(a)	Amount includes amounts with respect to an RSU grant approved by the Enact Board of Directors and granted to Rohit Gupta at the time of Enact’s IPO that had a grant date fair value of $3,200,018, and vest and convert to shares of Enact in equal installments on the first three anniversaries of the grant date.
(b)	For purposes of the foregoing, the fair value of the stock awards at all applicable dates was calculated using the same methodology (including applicable assumptions) as used to account for share-based payments in company’s financial statements. The assumptions used in calculating the fair value of awards at the applicable dates did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year, except that (i) the weighted fair value calculations of the PSUs subject to the Enact Adjusted Operating Income metric and the U. S. Life Statutory Net Income metric, which were granted February 17, 2022, assumed a payout at 16.5% as of December 31, 2022, (ii) the PSUs subject to the Consolidated Adjusted Operating Income metric which were granted March 25, 2021, assumed a payout at 200% as of December 31, 2022 and 2021, respectively, (iii) the PSUs subject to the U.S. Mortgage Insurance & Genworth Mortgage Insurance Australia Adjusted Operating Income and Net Present Value of Approved Rate Actions which were granted September 24, 2020 assumed a payout at 188%, 177%, 122% as of December 31, 2022, 2021, and 2020, respectively, (iv) for awards subject to the TSR metric, the assumptions used in the Monte Carlo calculation to determine the fair value as of December 31, 2022 and 2021 did not materially differ, from the assumptions used in the Monte Carlo calculation used to determine the grant date fair values.

Non-PEO NEO Average Total Compensation Amount	$ 3,165,862	4,843,984	5,632,375
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,780,344	6,375,531	4,454,266
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in this column represent the amount of “compensation actually paid” as calculated in accordance with Item 402(v) of SEC Regulation S-K. The following adjustments were made to the PEO’s total compensation as reported in the Summary Compensation Table for each applicable fiscal year and the average of the total compensation for the other NEOs as reported in the Summary Compensation Table for each applicable fiscal year to determine compensation actually paid to the PEO and the other NEOs, an average, respectively:
	PEO			Non-PEO Averages
Adjustments	2022	2021	2020	2022		2021		2020
Subtract Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(5,265,271)	$(4,063,966)	$(3,350,874)	$(1,382,966)		$(1,945,347	)(a)	$(1,371,800)
Add ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End(b)	$2,830,591	$8,959,056	$5,099,964	$1,228,692		$3,021,932	(a)	$1,237,372
Add/(subtract) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, the change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$6,479,039	$6,813,093	$5,566,857	$801,381	(a)	$646,593		$413,719
Add/(subtract) for Awards Granted during Prior FY that Vested During Applicable FY, change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(111,487)	$(148,835)	$(498,110)	$(32,625	)(a)	$6,435		$(170,956)
Subtract ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	$0	$0		$(198,065)		$(542,627)

	PEO			Non-PEO Averages
Adjustments	2022	2021	2020	2022	2021	2020
Subtract Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$0	$0	$0	$0	$0	$(904,257)
Add Service Cost and, if applicable, Prior Service Cost for Pension Plans for the Applicable FY	$0	$0	$0	0	$0	$160,439
Total Adjustments	$3,932,872	$11,559,348	$6,817,837	$614,482	$1,531,547	$(1,178,109)

(a)	Amount includes amounts with respect to an RSU grant approved by the Enact Board of Directors and granted to Rohit Gupta at the time of Enact’s IPO that had a grant date fair value of $3,200,018, and vest and convert to shares of Enact in equal installments on the first three anniversaries of the grant date.
(b)	For purposes of the foregoing, the fair value of the stock awards at all applicable dates was calculated using the same methodology (including applicable assumptions) as used to account for share-based payments in company’s financial statements. The assumptions used in calculating the fair value of awards at the applicable dates did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year, except that (i) the weighted fair value calculations of the PSUs subject to the Enact Adjusted Operating Income metric and the U. S. Life Statutory Net Income metric, which were granted February 17, 2022, assumed a payout at 16.5% as of December 31, 2022, (ii) the PSUs subject to the Consolidated Adjusted Operating Income metric which were granted March 25, 2021, assumed a payout at 200% as of December 31, 2022 and 2021, respectively, (iii) the PSUs subject to the U.S. Mortgage Insurance & Genworth Mortgage Insurance Australia Adjusted Operating Income and Net Present Value of Approved Rate Actions which were granted September 24, 2020 assumed a payout at 188%, 177%, 122% as of December 31, 2022, 2021, and 2020, respectively, (iv) for awards subject to the TSR metric, the assumptions used in the Monte Carlo calculation to determine the fair value as of December 31, 2022 and 2021 did not materially differ, from the assumptions used in the Monte Carlo calculation used to determine the grant date fair values.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Pay versus TSR 2020 - 2022
Compensation Actually Paid vs. Net Income [Text Block]	Pay versus Net Income 2020 - 2022
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Pay versus Adjusted Operating Income 2020 - 2022
Tabular List [Table Text Block]

Our Most Important Financial Performance Measures

For 2022, the following are the most important financial performance measures, as determined by the company, that link compensation actually paid to our NEOs to the company’s performance for the most recently completed fiscal year. For further information concerning the company’s pay-for-performance philosophy and how the company aligns executive compensation with the company’s performance, refer to the Compensation Discussion and Analysis section.

●	Adjusted Operating Income

●	U.S. Life Insurance Companies Net Income (Loss) Under Statutory Accounting Principles

●	Relative Total Shareholder Return

Total Shareholder Return Amount	$ 120.23	92.05	85.91
Peer Group Total Shareholder Return Amount	89.91	107.76	102.61
Net Income (Loss)	$ 609	$ 904	$ 178
Company Selected Measure Amount	633	765	310
PEO Name	Mr. Thomas McInerney
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Noncontrolling Interest	$ 130	$ 33	$ 0
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest	0	8	34
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	739	945	212
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	0	27	(486)
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	739	918	698
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent	609	885	698
Gain Loss On Sale Of Investments Net Of Adjustments	14	(324)	(503)
Gain (Loss) on Extinguishment of Debt	6	45	9
Initial Gain Loss On Life Block Transaction	0	92
Restructuring Charges	2	34	3
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement	8	0	0
Taxes On Reconciling Adjustments To Net Operating Income Loss	(6)	33	103
Operating Income (Loss)	633	765	310
Adjustment For Deferred Acquisition Costs And Other Intangible Amortization And Certain Benefit Reserves	$ (3,000,000)	(1,000,000)	(11,000,000)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	U.S. Life Insurance Companies Net Income (Loss) Under Statutory Accounting Principles
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
PEO [Member] | Subtract Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,265,271)	(4,063,966)	(3,350,874)
PEO [Member] | Add ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,830,591	8,959,056	5,099,964
PEO [Member] | Add/(subtract) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, the change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,479,039	6,813,093	5,566,857
PEO [Member] | Add/(subtract) for Awards Granted during Prior FY that Vested During Applicable FY, change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(111,487)	(148,835)	(498,110)
PEO [Member] | Subtract ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Subtract Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Add Service Cost and, if applicable, Prior Service Cost for Pension Plans for the Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,932,872	11,559,348	6,817,837
Non-PEO NEO [Member] | Subtract Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,382,966)	(1,945,347)	(1,371,800)
Non-PEO NEO [Member] | Add ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,228,692	3,021,932	1,237,372
Non-PEO NEO [Member] | Add/(subtract) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, the change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	801,381	646,593	413,719
Non-PEO NEO [Member] | Add/(subtract) for Awards Granted during Prior FY that Vested During Applicable FY, change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(32,625)	6,435	(170,956)
Non-PEO NEO [Member] | Subtract ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(198,065)	(542,627)
Non-PEO NEO [Member] | Subtract Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(904,257)
Non-PEO NEO [Member] | Add Service Cost and, if applicable, Prior Service Cost for Pension Plans for the Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	160,439
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 614,482	$ 1,531,547	$ (1,178,109)